Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,369,943,826
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Common Shares
Entity Public Float			2,366,351,551
Entity Common Stock, Shares Outstanding		101,652,000
Series A Common Shares
Entity Public Float			2,768,275
Entity Common Stock, Shares Outstanding		7,211,000
Preferred Shares
Entity Public Float			$ 824,000